GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 5:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill during the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013

Goodwill, beginning of year	$17,748	$13,094
Revaluation (foreign currency exchange differences)	(281)	107
Acquisition of Hayes	-	4,547

Goodwill, end of year	$17,467	$17,748

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	December 31,
	2014	2013
Original amount:
Core technology	$7,034	$5,762
Customer relationships	1,599	1,599
Non-competition agreement	224	224

	8,857	7,585
Accumulated amortization:
Core technology	2,315	1,426
Customer relationships	1,084	814
Non-competition agreement	56	-

	3,455	2,240
Other intangible assets ,net:
Core technology	4,719	4,336
Customer relationships	515	785
Non-competition agreement	168	224

	$5,402	$5,345

The estimated future amortization expense of other intangible assets as of December 31, 2014 for the years ending:

Year ending December 31,
2015	$1,749
2016	1,422
2017	1,073
2018	670
Thereafter	488
$5,402